Other disclosures - Solvency information (Details)	Jun. 30, 2023	Dec. 31, 2022
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	12.30%	12.18%
Tier 1 phase in capital ratio	13.70%	13.63%
Total phase-in capital	16.03%	15.99%
CET1 phase-in percentage, fully loaded	12.24%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	9.14%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.89%
Capital conservation buffer, percentage	2.50%
Globally Systemically Important Entity percentage	1.00%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.25%
Tier 1 phase in capital ratio	10.94%
Total phase-in capital	13.33%